Aggregate Notional Principal Amounts of Bank's Outstanding Forward Exchange and Derivative Contracts (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2013 Interest rate derivatives USD ($)	Mar. 31, 2013 Interest rate derivatives INR	Mar. 31, 2012 Interest rate derivatives INR	Mar. 31, 2013 Currency options USD ($)	Mar. 31, 2013 Currency options INR	Mar. 31, 2012 Currency options INR	Mar. 31, 2013 Currency swaps USD ($)	Mar. 31, 2013 Currency swaps INR	Mar. 31, 2012 Currency swaps INR	Mar. 31, 2013 Forward exchange contracts USD ($)	Mar. 31, 2013 Forward exchange contracts INR	Mar. 31, 2012 Forward exchange contracts INR
Derivatives, Fair Value [Line Items]
Notional	$ 123,992.5	6,760,073.8	8,275,307.5	$ 38,160.3	2,080,500.3	2,352,335.4	$ 2,795.0	152,384.2	220,616.6	$ 1,088.2	59,328.6	53,438.4	$ 81,949.0	4,467,860.7	5,648,917.1
Gross Assets	1,330.2	72,523.0	133,194.3		5,944.5	11,735.6		1,014.1	3,987.7		2,962.0	2,959.3		62,602.4	114,511.7
Gross Liabilities	1,267.4	69,099.7	127,932.3		7,837.2	12,353.8		1,300.0	3,038.8		1,502.5	1,882.0		58,460.0	110,657.7
Net Fair Value	$ 62.8	3,423.3	5,262.0	$ (34.7)	(1,892.7)	(618.2)	$ (5.3)	(285.9)	948.9	$ 26.8	1,459.5	1,077.3	$ 76.0	4,142.4	3,854.0